Trade Receivables, Net - Summary of Trade Receivables, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Trade receivables	$ 55,200,706	$ 1,862,372	$ 51,145,557
Cost [member]
Disclosure of financial assets [Line Items]
Trade receivables	55,265,607	1,864,562	51,199,266
Allowance for doubtful debts [member]
Disclosure of financial assets [Line Items]
Trade receivables	$ 64,901	$ 2,190	$ 53,709